Consolidated Statements of Operations and Comprehensive (Loss)/ Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Net sales	$ 28,944	$ 31,305	$ 30,386
Cost of sales	(23,092)	(28,631)	(25,263)
Gross profit	5,852	2,674	5,123
Rental income	1,453	708	45
Selling expenses	(822)	(389)	(268)
Salaries and related costs	(3,166)	(2,983)	(2,627)
Research and development expenses	(228)	(366)	(396)
Administration and general expenses	(3,245)	(2,964)	(2,402)
Other income	520	20	120
Gain on disposal of property plant and equipment	98	3,595	2
(Loss) / income from operations	462	295	(403)
Interest income	18	64	7
Interest expense	(273)	(136)	(68)
Foreign exchange loss	(134)	(444)	(261)
(Loss) / income before income taxes	73	$ (221)	(725)
Income tax (expense) / credit	1,037		(29)
Net (loss) / income	1,110	$ (221)	(754)
Other comprehensive income, net of tax:
Foreign currency translation adjustments, net of tax	123	257	62
Comprehensive (loss) / income	$ 1,233	$ 36	$ (692)
Net (loss)/ earnings per share - basic and diluted	$ 0.21	$ (0.04)	$ (0.14)
Weighted average number of shares outstanding basic and diluted	5,246,903	5,246,903	5,246,903